Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets:
Cash and cash equivalents	$ 5,681,657	$ 466,500	$ 2,022,276
Restricted cash	6,023,933	5,838,508	5,029,650
Accounts receivable, net	6,917,040	4,466,047	1,901,244
Inventory	20,036,005	10,206,898	7,017,913
Prepaids and other current assets	9,766,203	6,438,338	5,457,576
Total Current Assets	48,424,838	27,416,291	21,428,659
Non- Current Assets:
Property, plant, and equipment, net	8,249,725	5,385,955	706,405
Deferred tax assets, net	155,056
Right of use asset, net	2,458,573	2,623,880	2,657,554
Accounts receivable, net-non current	6,922,700	3,299,032	2,365,013
Restricted cash- non current	333,657	318,527	35,919
Prepaids and other non current assets	3,032,478	3,341,528	4,322,444
Total Non-Current Assets		14,968,922	10,087,335
Total Assets	69,577,027	42,385,213	31,515,994
Current Liabilities
Bank overdraft facility	10,069,783	7,994,906	6,018,926
Notes payable		7,450,000
Current maturities of long-term debt			510,189
Current portion of operating lease liabilities	341,371	409,518	396,784
Accounts payable	4,656,966	2,312,382	901,552
Deferred revenue	2,512,990	1,278,602	156,330
Accrued expenses & other current liabilities	3,606,439	1,884,814	489,939
Total Current Liabilities	21,187,549	21,330,222	8,473,720
Non- Current Liabilities
Operating lease liabilities, less current portion	2,273,111	2,349,118	2,351,113
Deferred Revenue- non current	6,277,659	5,173,953	939,150
Other non current liabilities	189,402	74,817	33,933
Total Non-Current Liabilities		7,597,888	3,324,196
Total Liabilities	29,927,721	28,928,110	11,797,916
Commitments and contingencies
Stockholders’ equity:
Preferred stock, value	1	1	1
Common stock, value	19,358	17,157	17,072
Accumulated other comprehensive income (loss)	(1,304,825)	(749,625)	(195,499)
Common stock to be issued, 12,500 shares			50,000
Additional paid in capital	93,353,412	56,952,200	43,457,937
Capital reserve	899,917	899,917	899,917
Accumulated deficit	(53,318,557)	(43,662,547)	(24,511,350)
Total stockholders’ equity	39,649,306	13,457,103	19,718,078
Total liabilities and stockholders’ equity	$ 69,577,027	$ 42,385,213	$ 31,515,994